Related Party Transactions - Summary of Related Party Transactions (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Service fee to JYBD	¥ 0	¥ 7,500	¥ 12,500
Due to Related Parties, Current	¥ 48,565	53,039
JYBD [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Service fee to JYBD	¥ 0	7,500	12,500
Revenue from Related Parties	¥ 104	300
Plus [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Plus(US) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Plus(CN) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An affiliate of the Group
Dai WJ Holding limited (DWJ) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Liu XF Holdings Limited (LXF) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 0	17,412
Tang TG Holdings Limited (TTG) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
Due to Related Parties, Current	¥ 0	27,858
Geng XF Holding Limited (GXF) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	An entity controlled by a shareholder of the Group
DWJ LIU JM [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	¥ 0	62,953
GXF [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	0	13,929
Related Party [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current	0	122,152
Revenue from Related Parties	¥ 104	¥ 300	¥ 0